Purchases and other expenses - Restructuring and integration costs - Current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Purchases and other expenses [abstract]
Restructuring and integration provision	€ 389	€ 377	€ 375	€ 414
o/w non-current provision	230	251	185
o/w current provision	€ 159	€ 126	€ 190